Insider Trading Arrangements	12 Months Ended
Dec. 31, 2024
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arrangement Adopted [Flag]	true
Rule 10b5-1 Arrangement Terminated [Flag]	true